CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities
Net income (loss)	¥ (1,547,038)	$ (242,763)	¥ (2,688,415)	¥ 75,359
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	130,666	20,504	74,551	13,010
Amortization of intangible assets	50,705	7,957	3,476	907
Share-based compensation	530,440	83,238	1,900,588	74,995
Amortization of right-of-use assets	245,893	38,586	185,843	53,752
Recognition of deferred income	(14,515)	(2,278)
Impairment allowance of inventory	87,045	13,659	21,496	1,018
Deferred income tax expenses (benefits)	(5,428)	(852)	3,451	(3,695)
Loss on disposal of property and equipment	36,231	5,685	15,072	747
Loss on disposal of intangible assets	2,672	419	27
Gain from acquisition of a joint venture	(2,094)	(329)
Impairment of an investment	1,375	216
Share of (income) loss from equity investments	(5,978)	(938)	293
Provision for expected credit loss			2,643
Changes in operating assets and liabilities:
Accounts receivable	99,745	15,652	(154,015)	(200,554)
Prepayments and other current assets	(42,715)	(6,704)	(190,621)	(89,475)
Inventories	(109,930)	(17,250)	(134,255)	(411,111)
Other non-current assets	(18,961)	(2,975)	(25,752)	(18,803)
Amounts due from related parties	1,260	198	(564)	66,692
Amounts due to related parties	2,153	338	11,814
Accounts payable	(244,444)	(38,359)	66,163	310,320
Accrued expenses and other liabilities	(63,683)	(9,993)	174,698	96,951
Advances from customers	14,376	2,256	3,051	3,176
Deferred income	71,668	11,246
Income tax payables	(1,437)	(225)	(55,958)	72,926
Lease liabilities	(238,447)	(37,418)	(196,954)	(52,394)
Net Cash used in Operating Activities	(1,020,441)	(160,130)	(983,368)	(6,179)
Cash Flows from Investing Activities
Purchases of intangible assets	(25,304)	(3,971)	(159,010)	(2,421)
Purchases of property and equipment	(141,433)	(22,194)	(225,569)	(106,339)
Proceeds from disposal of property and equipment			471
Purchases of short-term investments				(70,000)
Sales of short-term investments			10,000	60,000
Acquisition of businesses, net of cash and cash equivalents acquired	(989,652)	(155,298)	(3,196)	(29,412)
Investments on equity investments	(322,825)	(50,658)	(35,552)
Pre-paid consideration for an acquisition	(5,043)	(791)	(95,976)
Net Cash used in Investing Activities	(1,484,257)	(232,912)	(508,832)	(148,172)
Cash Flows from Financing Activities
Proceeds from short-term borrowings			10,000	14,417
Repayments for short-term borrowings	(100)	(16)	(10,000)	(17,317)
Proceeds from issuance of preferred shares, net of issuance costs			3,868,594	895,686
Proceeds from issuance of ordinary shares, net of issuance costs			4,380,213
Repayment of a shareholder receivable resulting from Repurchases of Ordinary Shares	12,959	2,034
Repayment of a shareholder receivable resulting from Reorganization				20,000
Capital contributions from non-controlling interests	596	94
Repurchases of ordinary shares	(15,161)	(2,379)	(491,167)	(47,255)
Repurchases of preferred shares			(1,076,771)	(70,300)
Net Cash provided by (used in) Financing Activities	(1,706)	(267)	6,680,869	795,231
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(88,980)	(13,963)	(131,856)	10,637
Net increase (decrease) in cash and cash equivalents and restricted cash	(2,595,384)	(407,272)	5,056,813	651,517
Cash and cash equivalents and restricted cash at the beginning of the year	5,733,392	899,694	676,579	25,062
Cash and cash equivalents and restricted cash at the end of the year	3,138,008	492,422	5,733,392	676,579
Supplemental disclosures of cash flow information
Income taxes paid	(6,190)	(971)	(59,437)	(2,745)
Cash paid for interest			(93)	(429)
Supplemental schedule of non-cash investing and financing activities
Purchases of property and equipment	19,709	3,093	40,412	13,017
Purchases of intangible assets	2,999	471
Receivables of exercise price of share options	1,920	301
Payable for repurchases of Ordinary Shares	7,166	1,124
Disposal of an equity method investment				3,000
Consideration payable for business combination				¥ 3,196
Deemed repurchase of ordinary shares resulting from redesignation of Founder’s ordinary shares to preferred shares			35,142
Capital injection from non-controlling interests	¥ 338,587	$ 53,132	¥ 15,692